Segments information (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Total Assets	$ 1,697,810	$ 1,310,508
Property Management Services [Member]
Revenue from External Customer [Line Items]
Total Assets	279,515	597,090
Holistic Wellness Consumer Products and Services [Member]
Revenue from External Customer [Line Items]
Total Assets	1,173,979	102,839
Others [Member]
Revenue from External Customer [Line Items]
Total Assets	$ 244,316	$ 610,579